4 - Certificate of amendment (Details Narrative) (USD $)	Dec. 31, 2013	Sep. 20, 2013	Dec. 31, 2012
Notes to Financial Statements
Common Stock Issued	44,886,000	75,000,000	44,886,000
Common Stock Par Value		$ 1
Preferred Stock Par Value		$ 0.01
Preferred Stock Outstanding	7,000,000	10,000,000	7,000,000